Share Based Compensation (PSU Assumptions) (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement, Performance Shares [Line Items]
Fair value assumptions method used	Black-Scholes-Merton option pricing model
Performance Share Units [Member}
Share-based Compensation Arrangement, Performance Shares [Line Items]
Grant date	Mar. 16, 2012
Performance Share Units [Member} | PSU 2012 [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Grant date	Mar. 16, 2012	Mar. 16, 2012
Dividend yield	0.00%	2.30%
Expected volatility	0.00%	16.20%
Risk free interest rate	0.00%	1.00%
Expected remaining life	0 years 0 months 0 days	1 year 0 months 0 days
Fair value, per option (in Canadian dollars)	0	25.68
Performance Share Units [Member} | PSU 2013 [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Grant date	Mar. 26, 2013	Mar. 26, 2013
Dividend yield	1.80%	2.30%
Expected volatility	20.80%	19.10%
Risk free interest rate	1.00%	1.20%
Expected remaining life	1 year 2 months 12 days	2 years 2 months 12 days
Fair value, per option (in Canadian dollars)	34.15	24.96
Performance Share Units [Member} | PSU 2014 [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Grant date	Mar. 19, 2014
Dividend yield	1.80%	0.00%
Expected volatility	18.60%	0.00%
Risk free interest rate	1.20%	0.00%
Expected remaining life	2 years 2 months 12 days	0 years 0 months 0 days
Fair value, per option (in Canadian dollars)	33.53	0